SHARE CAPITAL (Detail) - Stock Options Outstanding - $ / shares	12 Months Ended
	Apr. 30, 2016	Apr. 30, 2015	Jan. 31, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Outstanding, Beginning	5,835,000	5,135,000	6,555,000
Outstanding, Weighted Average Exercise Price, Beginning	$ 0.21	$ 0.26	$ 0.22
Granted	1,200,000	9,185
Exercised		(100,000)
Expired	(500,000)	(1,250,000)
Forfeited		(100,000)
Granted, Weighted Average Exercise Price		$ 0.25
Exercised, Weighted Average Exercise Price	$ 0.25	0.10
Expired, Weighted Average Exercise Price	0.40	0.40
Forfeited, Weighted Average Exercise Price		0.25
Outstanding, Weighted Average Exercise Price	$ 0.21	$ 0.26	$ 0.22
Outstanding, End	5,835,000	5,135,000	6,555,000
Exercisable, Weighted Average Exercise Price	$ 0.21		$ 0.22
Exercisable, End	5,225,000		5,545,000